CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Cloud Peak Energy Resources LLC and Subsidiaries) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 353,234	$ 374,816	$ 329,996	$ 338,052	$ 374,825	$ 425,861	$ 343,183	$ 372,903	$ 1,396,097	$ 1,516,772	$ 1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									1,136,318	1,132,399	1,151,117
Depreciation and depletion									100,523	94,575	87,127
Accretion									15,342	13,189	12,469
Derivative financial instruments									(25,611)	(22,754)	(2,275)
Selling, general and administrative expenses									53,066	54,548	51,061
Other operating costs									4,077	2,949	1,419
Total costs and expenses									1,283,715	1,274,906	1,300,918
Operating income	26,865	33,831	17,067	34,619	54,482	81,634	58,722	47,027	112,382	241,866	252,743
Other income (expense)
Interest income									440	1,086	592
Interest expense									(41,665)	(36,327)	(33,866)
Other, net									2,423	(847)	(170)
Total other income (expense)									(49,317)	(7,088)	(53,298)
Income before income tax provision and earnings from unconsolidated affiliates									63,065	234,778	199,445
Income tax (expense) benefit									(11,629)	(62,614)	(11,449)
Earnings from unconsolidated affiliates, net of tax									535	1,556	1,801
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(5,616)	1,039	2,226
Other comprehensive income									10,182	(1,847)	(3,956)
Total comprehensive income									62,153	171,873	185,841
CLOUD PEAK ENERGY RESOURCES LLC (SUBSIDIARY OF CLOUD PEAK ENERGY INC.)
Revenue									1,396,097	1,516,772	1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									1,136,318	1,132,399	1,151,117
Depreciation and depletion									100,523	94,575	87,127
Accretion									15,342	13,189	12,469
Derivative financial instruments									(25,611)	(22,754)	(2,275)
Selling, general and administrative expenses									53,031	54,548	51,061
Other operating costs									4,077	2,949	1,419
Total costs and expenses									1,283,680	1,274,906	1,300,918
Operating income									112,417	241,866	252,743
Other income (expense)
Interest income									440	1,086	592
Interest expense									(41,665)	(36,016)	(33,762)
Other, net									2,650	(847)	(170)
Total other income (expense)									(38,575)	(35,777)	(33,340)
Income before income tax provision and earnings from unconsolidated affiliates									73,842	206,089	219,403
Income tax (expense) benefit									(15,479)	(52,036)	(19,983)
Earnings from unconsolidated affiliates, net of tax									535	1,556	1,801
Net income									58,898	155,609	201,221
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(5,616)	1,039	2,226
Other comprehensive income									10,182	(1,847)	(3,956)
Total comprehensive income									$ 69,080	$ 153,762	$ 197,265